Loans and financings (Tables)	12 Months Ended
Dec. 31, 2025
Loans And Financings
Schedule of analysis of the loans and financings

					Total		Fair value
				2025	2024	2025	2024
Type	Average interest rate	Current	Non-current	Total	Total	Total	Total
Eurobonds – USD	Pre-USD 6.67%	18,969	1,202,602	1,221,571	1,231,129	1,394,529	1,247,522
BNDES	TJLP + 2.82% SELIC + 3.10% TLP - IPCA + 5,89%	28,290	147,069	175,359	177,397	164,974	156,565
Export credit notes	SOFR TERM + 2.50% SOFR + 2.40%	937	121,211	122,148	184,135	123,799	184,737
Debentures	CDI+ 1.50%	4,595	117,529	122,124	107,310	123,185	105,012
Other		2,624	62,158	64,782	62,662	61,943	58,779
		55,415	1,650,569	1,705,984	1,762,633	1,868,430	1,752,615
Current portion of long-term loans and financings (principal)		28,183
Interest in loans and financings		27,232

Schedule of movements in loans and financings

	2025	2024
Balance at the beginning of the year	1,762,633	1,725,566
New loans and financings	542,414	799,439
Debt issue costs	(4,931)	(7,577)
Interest accrual	137,208	133,730
Changes in fair value of financing liabilities related to changes in the Company's own credit risk	328	1,572
Changes in fair value of loans and financings – note 10	(2,052)	3,627
Debt modification gain – note 10	-	(3,142)
Loss on bonds repurchase	1,905	3,348
Payments of loans and financings	(632,856)	(681,475)
Foreign exchange effects	40,606	(84,387)
Interest paid on loans and financings	(139,271)	(128,068)
Balance at the end of year	1,705,984	1,762,633

Schedule of maturity profile of the loans and financings

							2025
	2026	2027	2028	2029	2030	As from 2031	Total
Eurobonds – USD (i)	18,969	(1,132)	110,050	(953)	(953)	1,095,590	1,221,571
BNDES	28,290	18,810	18,810	13,665	13,665	82,119	175,359
Export credit notes (i)	938	29,514	(487)	92,183	-	-	122,148
Debentures (i)	4,595	(185)	(185)	(185)	118,084	-	122,124
Other	2,623	2,432	52,432	2,432	2,432	2,431	64,782
	55,415	49,439	180,620	107,142	133,228	1,180,140	1,705,984

(i) The negative balances refer to related funding costs (fee) amortization.

Schedule of analysis of the loans and financings, by currency

			2025	2024
	Current	Non-current	Total	Total
USD	20,055	1,373,814	1,393,869	1,465,434
BRL	35,360	276,755	312,115	297,199
	55,415	1,650,569	1,705,984	1,762,633

Schedule of analysis of the loans and financings, by index

			2025	2024
	Current	Non-current	Total	Total
Fixed rate	18,969	1,202,602	1,221,571	1,231,129
SOFR	1,086	171,211	172,297	234,307
TLP	17,867	147,069	164,936	158,052
CDI	4,595	117,529	122,124	107,310
TJLP	5,709	12,158	17,867	18,813
BNDES SELIC	7,189	-	7,189	13,022
	55,415	1,650,569	1,705,984	1,762,633

Schedule of changes in liabilities arising from financing activities

	Loans and financings	Lease liabilities	Other financial instruments net	Dividends payable	Attributable to NEXA’s shareholders	Attributable to non-controlling interests
At December 31, 2023	1,725,566	77,405	38,229	2,830	1,197,324	254,713

Cash flows from activities
Operating activities	(128,068)	(11,645)	(4,762)	-	(205,030)	17,623
Investing activities	-	-	-	-	-	-
Financing activities	110,387	(32,056)	-	(15,529)	(4,635)	4,279

Non-cash financing transactions
Interest, foreign exchange and other financial effects	193,675	2,652	(150)	2,422	(9,082)	-
Changes in Fair Value of loans and financings	3,627	-	-	-	-	-
Changes in debt modification gain	(3,142)	-	-	-	-	-
Changes in Fair Value of derivative financial instruments	-	-	(194)	-	-	-
Changes in fair value of energy forward contracts	-	-	(81)	-	-	-
Fair value of financial instruments in commodity contracts	-	-	3,347	-	-	-
Price cap realized in offtake agreement	-	-	(3,246)	-	-	-
Changes in fair value of financial liabilities related to changes in the Company’s own credit risk	1,572	-	-	-	(1,572)	-
Addition of new contracts	-	65,099	-	-	-	-
Dividends distribution to non-controlling interests	-	-	-	17,351	-	(17,351)
Cash flow hedge accounting	-	-	872	-	644	-
Currency translation adjustment	(140,984)	(5,556)	(2,163)	(3,367)	(163,719)	(12,901)
At December 31, 2024	1,762,633	95,899	31,852	3,707	813,930	246,363

Cash flows from activities
Operating activities	(139,271)	(9,807)	(1,687)	(1,226)	116,583	90,518
Investing activities	-	3,745	-	-	997	-
Financing activities	(95,373)	(43,616)	-	(34,267)	(12,887)	838

Non-cash financing transactions
Interest, foreign exchange and other financial effects	110,268	5,994	15	(303)	19,701	-
Loss on bonds repurchase	1,905	-	-	-	-	-
Changes in fair value of loans and financings	(2,052)	-	-	-	-	-
Changes in fair value of derivative financial instruments	-	-	(4,116)	-	-	-
Changes in fair value of energy forward contracts	-	-	(9,608)	-	-	-
Changes in fair value of offtake agreement	-	-	49,254	-	-	-
Price cap realized in offtake agreement	-	-	(5,011)	-	-	-
Changes in fair value of financial liabilities related to changes in the Company’s own credit risk	328	-	-	-	(328)	-
Addition of new contracts	-	54,296	-	-	-	-
Renegotiation of contracts	-	7,919	-	-	-	-
Dividends distribution to non-controlling interests	-	-	-	57,289	-	(57,289)
Cash flow hedge accounting	-	-	5,150	-	(3,691)	-
Currency translation adjustment	67,546	6,704	1,277	1,718	68,629	6,199
Balance at the end of year	1,705,984	121,134	67,126	26,918	1,002,934	286,629